China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Comprehensive Income (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Revenue	¥ 290,877	$ 42,306	¥ 274,829	¥ 274,197
Interest income	1,712	249	1,647	1,160
Finance costs	(1,625)	(236)	(5,734)	(5,017)
Other income-net	783		1,280	1,591
Income before taxation	13,081	1,903	2,593	784
Income tax expenses	(2,824)	(411)	(743)	(154)
Net income	10,257	1,492	1,850	630
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(381)	(55)	(58)	(530)
Total comprehensive income for the year	10,012	1,456	1,620	267
Parent Company [Member]
Disclosure of parent company financial statements [Line Items]
Revenue	0	0	6	6
Dividend income	3,296	479	1,441	371
General and administrative expenses	(61)	(9)	(67)	(63)
Interest income	535	78	1,192	1,250
Finance costs	80	12	(1,647)	(718)
Other income-net	1		1	1,060
Income before taxation	3,851	560	926	1,906
Income tax expenses	(20)	(3)	(20)	(36)
Net income	3,831	557	906	1,870
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(372)	(54)	(68)	(531)
Total comprehensive income for the year	¥ 3,459	$ 503	¥ 838	¥ 1,339